Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes	Income taxes:
While we are a not-for-profit membership corporation formed under the laws of the state of Georgia, we are subject to federal and state income taxation. As a taxable cooperative, we are allowed to deduct patronage dividends that we allocate to our members for purposes of calculating our taxable income. We annually allocate income and deductions between patronage and non-patronage activities and substantially all of our income is from patronage-sourced activities, resulting in no current period income tax expense or current or deferred income tax liability.
Although we believe that treatment of non-member sales as patronage-sourced income is appropriate, this treatment has not been examined by the Internal Revenue Service. If this treatment was not sustained, we believe that the amount of taxes on such non-member sales, after allocating related expenses against the revenues from such sales, would not have a material adverse effect on our financial condition or results of operations and cash flows.
We account for income taxes pursuant to the authoritative guidance for accounting for income taxes, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.
The difference between the statutory federal income tax rate on income before income taxes and our effective income tax rate is summarized as follows:

	2023	2022	2021
Statutory federal income tax rate	21.0%	21.0%	21.0%
Patronage exclusion	(21.0)%	(21.0)%	(21.0)%
Effective income tax rate	0.0%	0.0%	0.0%
The components of our net deferred tax assets and liabilities as of December 31, 2023 and 2022 were as follows:

	(dollars in thousands)
	2023	2022
Deferred tax assets
Net operating losses	$109,447	$115,080
Obligation related to asset retirements	375,530	345,879
Advance payments	176,956	183,833
Other regulatory liabilities	23,652	18,687
Other assets	30,085	30,373
Deferred tax assets	715,670	693,852
Less: Valuation allowance	—	—
Net deferred tax assets	$715,670	$693,852
Deferred tax liabilities
Fixed assets and intangibles	$(154,219)	$(140,095)
Right-of-use assets-finance leases	(77,923)	(77,923)
Other regulatory asset	(373,802)	(343,230)
Other liabilities	(15,679)	(15,352)
Deferred tax liabilities	(621,623)	(576,600)
Net deferred tax assets (liabilities)	$94,047	$117,252
Less: Patronage exclusion	(94,047)	(117,252)
Net deferred taxes	$—	$—
As of December 31, 2023, we have federal net operating loss carryforwards of $425,203,000 which may be carried forward indefinitely. Due to the tax basis method for allocating patronage dividends, we will utilize this loss to offset any future federal taxable income prior to member allocation per the bylaws. There is no net impact to the deferred tax asset after the patronage exclusion.
The authoritative guidance for income taxes addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. We may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.
We file a U.S. federal consolidated income tax return. The U.S. federal statute of limitations remains open for the year 2020 and forward. State jurisdictions have statutes of limitations generally ranging from three to five years from the filing of an income tax return. The state impact of any federal changes remains subject to examination by various states for a period of up to one year after formal notification to the states. Years still open to examination by tax authorities in major state jurisdictions include 2020 and forward. We have no liabilities recorded for uncertain tax positions.